PENSION AND EMPLOYEE FUTURE BENEFITS - Plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plans
Disclosure of plan assets [line items]
Balance, beginning of year	$ 143	$ 126	$ 135
Return on plan assets		(15)	5	$ (8)
Employer contributions	12
Benefits paid		(8)	(9)	(7)
Exchange differences		3	(7)	4
Balance, end of year		143	126	135
Defined benefit pension plans | Plan assets
Disclosure of plan assets [line items]
Balance, beginning of year	143	126	135	119
Interest income		5	5	5
Return on plan assets		15	(5)	8
Employer contributions		2	5	5
Business combination		0	0	0
Benefits paid		(8)	(9)	(7)
Exchange differences		3	(5)	5
Balance, end of year		143	126	135
Non-pension benefit plans
Disclosure of plan assets [line items]
Balance, beginning of year	4	4	5
Return on plan assets		0	0	0
Benefits paid		(2)	(2)	(2)
Exchange differences		0	(2)	0
Balance, end of year		4	4	5
Non-pension benefit plans | Plan assets
Disclosure of plan assets [line items]
Balance, beginning of year	$ 4	4	5	5
Interest income		0	0	0
Return on plan assets		0	(1)	0
Employer contributions		2	2	2
Business combination		0	0	0
Benefits paid		(2)	(2)	(2)
Exchange differences		0	0	0
Balance, end of year		$ 4	$ 4	$ 5